Shareholder Report, Holdings (Details)	Dec. 31, 2025
C000090373 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000090373 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000090373 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000090373 | Barrick Mining
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000090373 | BHP Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000090373 | Agnico Eagle Mines
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000090373 | Freeport-McMoRan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000090373 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000090373 | Franco-Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000090373 | Kobold Metals
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000090373 | Precious: Gold & Silver
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000090373 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000090373 | Reits: Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000090373 | Reits: Apartment/Residential
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000090373 | Reits: Healthcare
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000090373 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000090373 | Base Metals: Copper
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000090373 | Reits: Data Centers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000090373 | Oil & Gas: Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000090373 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000159678 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000159678 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159678 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159678 | Barrick Mining
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159678 | BHP Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159678 | Agnico Eagle Mines
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159678 | Freeport-McMoRan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000159678 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000159678 | Franco-Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000159678 | Kobold Metals
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159678 | Precious: Gold & Silver
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000159678 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000159678 | Reits: Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000159678 | Reits: Apartment/Residential
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000159678 | Reits: Healthcare
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159678 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159678 | Base Metals: Copper
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000159678 | Reits: Data Centers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000159678 | Oil & Gas: Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159678 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	41.40%
C000219347 | Welltower
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000219347 | Equinix
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219347 | Prologis
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219347 | Barrick Mining
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000219347 | BHP Group
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000219347 | Agnico Eagle Mines
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000219347 | Freeport-McMoRan
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219347 | Simon Property Group
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219347 | Franco-Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219347 | Kobold Metals
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000219347 | Precious: Gold & Silver
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000219347 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000219347 | Reits: Industrial
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000219347 | Reits: Apartment/Residential
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000219347 | Reits: Healthcare
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000219347 | Integrated Oil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219347 | Base Metals: Copper
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000219347 | Reits: Data Centers
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000219347 | Oil & Gas: Storage & Transportation
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219347 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	41.40%